Intangible Assets (Details)	12 Months Ended
Jun. 30, 2026 AUD ($)
Intangible Assets [Line Items]
Goodwill	$ 2,582,495
Amortization expense
Australian Oilseeds [Member]
Intangible Assets [Line Items]
Impairment loss	2,582,495
Rentbuddyuk [Member]
Intangible Assets [Line Items]
Impairment loss
Goodwill	$ 730,859